SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts payable (note 20)	$ 1,520,803	$ 667,396
Accrued liabilities	4,076,455	2,729,947
Trade payables and accrued liabilities	$ 5,597,258	$ 3,397,343